Submission	Dec. 16, 2025
Submission [Line Items]
Central Index Key	0002087447
Registrant Name	Lafayette Digital Acquisition Corp. I
Registration File Number	333-290473
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A